Long-Term Debt (Narrative IV)	12 Months Ended
Dec. 31, 2023
Long-term Debt Narrative Iv
Long-Term Debt (Narrative IV)

12. Long-Term Debt (continued)

p) $38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility.

The Company fully drew down the facility on September 23, 2019, and it was scheduled to be repaid in a single instalment on the termination date which fell on September 24, 2024. This facility bore interest at 10.00% per annum.

During the year ended December 31, 2021, the Company used a portion of the net proceeds from the at-the-market issuance programs to prepay an amount of $12,295 under this facility plus a prepayment fee of $1,618.

On January 19, 2022, the Company used a portion of the net proceeds from the new facility agreement entered on December 30, 2021, with E.SUN, MICB, Cathay, Taishin, to fully prepay the amount of $26,205 under this facility, plus a prepayment fee of $3,968.

As of December 31, 2023, the outstanding balance of this facility was $nil.

q) $59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. Borrowings under the Hellenic Bank Facility were available in tranches and were used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi.

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility was repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility was repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility was repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company via its subsidiaries Global Ship Lease 33 and 34 entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that was to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth. Both tranches were drawn on December 10, 2019, and were each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

This facility bore interest at LIBOR plus a margin of 3.90% per annum.

On June 24, 2022, the Hellenic Bank credit Facility was fully prepaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 Secured Notes, pursuant to a note purchase agreement, dated June 14, 2022.

As of December 31, 2023, the outstanding balance of this facility was $nil.

12. Long-Term Debt (continued)

r) 9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400. The original issue discount was being amortized on an effective interest rate basis over the life of the 2022 Notes. The 2022 Notes were fully redeemed in January 2021.

Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at December 31, 2020 the 2022 Notes were secured by first priority vessel mortgages on 16 of our vessels at that time and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a vessel securing the 2022 Notes. In addition, the 2022 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 16 vessel owning subsidiaries as of December 31, 2020 and Global Ship Lease Services Limited.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount) plus accrued and unpaid interest. During the year ended December 31, 2020, the Company purchased $15,287 of aggregate principal amount of 2022 Notes in the open market at a weighted average price of 98.98% of the aggregate principal amount.

On January 20, 2021, the Company optionally redeemed, in full, $233,436 aggregate principal amount of 2022 Notes, representing the entire outstanding amount under the 2022 Notes, using the proceeds the Company received from the New Hayfin Credit Facility, see note 12n above, and cash on hand, at a redemption price of $239,200 (representing 102.469% of the aggregate principal amount of notes redeemed) plus accrued and unpaid interest. Total loss on extinguishment of the bonds was $10,642 and is recorded within the Consolidated Statements of Income for the year ended December 31, 2021, as interest and other finance expenses.

s) Repayment Schedule

Maturities of long-term debt for the years subsequent to December 31, 2023, are as follows:

Payment due by year ended	Amount
December 31, 2024	193,252
December 31, 2025	144,587
December 31, 2026	300,858
December 31, 2027	162,719
December 31, 2028	21,762
$823,178

t) Deferred Financing Costs

	December 31, 2023	December 31, 2022
Opening balance	$15,136	$16,714
Expenditure in the period	1,140	9,655
Amortization included within interest expense	(5,526)	(11,233)
Closing balance	$10,750	$15,136

During 2023, total costs amounting to $1,140 were incurred in connection with the Macquarie Credit Facility (see note 12a).

During 2022, total costs amounting to $1,066 were incurred in connection with the Syndicated Senior Secured Credit facility (see note 12j), $1,180 in connection with E.SUN, MICB, Cathay, Taishin credit facility (see note 12c) and $7,409 in connection with the 2027 Secured Notes (see note 12b).

12. Long-Term Debt (continued)

t) Deferred Financing Costs (continued)

During 2021, total costs amounting to $434 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 12o). In addition, total costs amounting $4,049 were incurred in connection with the New Hayfin Credit Facility (see note 12n), $777 in connection with the Deutsche Credit Facility (see note 12f), $1,386 in connection with the HCOB Credit Facility (see note 12g), $191 in connection with the Neptune sale and leaseback agreement (see note 12m), $984 in connection with the CACIB, Bank Sinopac, CTBC Credit Facility (see note 12h), $945 in connection with the CMBFL sale and lease back agreement (see note 12l), $252 in connection with the Sinopac Credit Facility (see note 12d), $2,852 in connection with the HCOB, CACIB Credit Facility (see note 12e) for financing the acquisition of the Twelve Vessels and $1,920 in connection with the Sale and Leaseback agreements with CMBFL for the Four Vessels (see note 12k) that were drawn down during the year ended December 31, 2021.

For the years ended December 31, 2023, 2022 and 2021, the Company recognized a total of $5,526, $11,233, and $8,279, respectively, in respect of amortization of deferred financing costs.

u) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

As of December 31, 2023, and December 31, 2022, the Company was in compliance with its debt covenants.